UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

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FORM N-PX

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ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22802

FS GLOBAL CREDIT OPPORTUNITIES FUND

(Exact name of registrant as specified in charter)

201 Rouse Boulevard Philadelphia, Pennsylvania (Address of principal executive offices)	19112 (Zip code)

Michael C. Forman

FS Global Credit Opportunities Fund

201 Rouse Boulevard

Philadelphia, Pennsylvania 19112

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 495-1185

Date of fiscal year end: December 31

Date of reporting period: July 1, 2017 – June 30, 2018

Item 1. Proxy Voting Record.

The following details FS Global Credit Opportunities Fund’s proxy voting record for the period from July 1, 2017 through June 30, 2018:

Warrior Met Coal, Inc.

Ticker Symbol:	HCC
CUSIP / ISIN:	93627C101 / US93627C1018
Meeting Date:	April 24, 2018

Item No.	Proposal	Proposed By	Vote	For / Against Management
1.	Election of Directors (Walter J. Scheller, III, Stephen D. Williams, Michael A. Addeo, J. Brett Harvey, Keith W. Luh, Blaine D. MacDougald, Matthew R. Michelini, Alan H. Schumacher and Gareth N. Turner)	Management	No action	N/A

2.	To hold an advisory vote on the frequency of future advisory votes on the compensation of its named executive officers	Management	No action	N/A

3.	Ratify the appointment of Ernst & Young LLP as the company’s independent registered public accounting firm for the year ending December 31, 2018	Management	No action	N/A

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FS Global Credit Opportunities Fund

By:	/s/ Michael C. Forman

Name: Michael C. Forman
Title: President and Chief Executive Officer
Date: August 17, 2018